Loans and financing (Tables)	3 Months Ended
Mar. 31, 2018
Loans and financing
Schedule of loans and financing
	March 31, 2018 (Unaudited)	December 31, 2017

Loans	3,225.9	3,287.4
Debentures	161.7	202.5

	3,387.6	3,489.9

Non-current	2,806.0	2,921.7

Current	581.6	568.2

Schedule of loans

	Guarantees	Interest	Final maturity	March 31, 2018 (Unaudited)	December 31, 2017
Denominated in foreign currency - US$
Purchase of aircraft	Chattel mortgage	LIBOR plus “spread” of 2.55% to 4.00% p.a.	03/2025	100.2	124.4

Finance lease	Chattel mortgage	LIBOR plus spread of 2.05% to 5.50% p.a.	12/2027	1,056.3	1,108.3

Working capital (*) (**) (a)	Receivables of Azul and cash collateral	LIBOR plus fixed interest of 2.39% to 5.86% p.a. and fixed to 5.90%p.a	04/2024	1,404.3	1,377.1

Denominated in local currency - R$
Purchase of aircraft (FINEM, FINAME) (*) (***)	Investments and chattel mortgage of aircraft	Fixed of 3.50% to 6.50% p.a.	05/2025	249.8	258.4

Working capital	Receivables of Azul	5.0% fixed p.a to 125% of CDI	07/2021	408.2	412.1

Finance lease	Chattel mortgage	CDI plus fixed spread of 3.87% p.a.	04/2019	7.1	7.1

Total in R$				3,225.9	3,287.4

Current position				419.9	405.6

Non-current position				2,806.0	2,881.8

(*) Includes the effect of fair value hedge, a gain of R$6.0 (December 31, 2017 — gain of R$4.7).

(**) As of March 31, 2018, US dollar denominated working capital loans totaling R$1,387.6 were swapped to Brazilian Reais, resulting in an effective total debt denominated in reais in the amount of R$2,214.3.

(***) FINEM, FINAME are a special credit line from BNDES (the Brazilian development bank).

Schedule of derivative transactions with banks counterparties to swap the senior notes
	Senior notes	Swap
Currency	US$	R$
Amount	US$400 million	R$1,314,600
Interest	Fixed	Floating
Interest rate	5.875%	99.1% of CDI

Schedule of long term loans maturity
	March 31, 2018 (Unaudited)	December 31, 2017
2019	209.4	292.7
2020	433.6	434.7
2021	367.8	367.2
2022	199.9	195.2
After 2022	1,595.3	1,592.0

	2,806.0	2,881.8

Schedule of assets serve as guarantees to secure the financing agreements
	March 31, 2018 (Unaudited)	December 31, 2017
Property and equipment (carrying value) used as collateral (Note 10)	2,274.5	2,357.0

Schedule of debentures

	Guarantees	Interest	Final maturity	March 31, 2018 (Unaudited)	December 31, 2017
Eight issue	Credit cards receivable	CDI + 1.50% p.a.	01/2019	161.7	202.5

Total				161.7	202.5

Current position				161.7	162.6

Non-current position				—	39.9

Schedule of long term debentures maturity
	March 31, 2018 (Unaudited)	December 31, 2017
2019	—	39.9

	—	39.9

Schedule of finance leases

	March 31, 2018 (Unaudited)	December 31, 2017
2018	161.1	219.9
2019	261.6	206.1
2020	202.1	212.6
2021	160.4	159.0
After 2021	318.4	360.2

Total minimum lease payments	1,103.6	1,157.8
Less finance charges	(40.2)	(42.4)

Present value of minimum lease payments	1,063.4	1,115.4

Less short-term portion	155.2	211.9

Long-term portion	908.2	903.5